Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Cash flows from operating activities:
Net loss	$ (244,008)	$ (7,051,033)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,917	21,098
Deferred tax benefit	(110)	(1,076)
Amortization of operating lease right-of-use assets	44,172	10,533
Share-based compensation	81,546
Change in fair value of convertible notes	320,218
Changes in operating assets and liabilities:
Accounts receivable	(3,050,210)	3,295,524
Prepayments and other assets	(128,358)	5,841,283
Payable to related parties	(2,467)	1,236,516
Accounts payable	(251,934)	(367,537)
Advance from customers	(83,551)	(5,958,370)
Accrued expenses and other liabilities	(155,862)	(6,890,417)
Taxes payable	4,249	(7,390)
Operating leases liabilities	(44,192)	(10,534)
Net cash used in operating activities	(3,500,590)	(9,881,403)
Cash flows from financing activities:
Net cash acquired in the reverse recapitalization		23
Repayment to related parties	(2,010,521)	(12,330,157)
Loans from related parties	5,856,540	11,388,945
Repayment of long-term bank loans	(460,579)	(243,086)
Proceeds from convertible notes	1,324,910
Repayment of convertible notes	(62,925)
Dividends to shareholders		(902,000)
Net cash provided by (used in) financing activities	4,647,425	(2,086,275)
Net increase (decrease) in cash and cash equivalents	1,146,835	(11,967,678)
Cash and cash equivalents, beginning of period	2,219,973	21,572,336
Cash and cash equivalents, end of period	3,366,808	9,604,658
Supplemental disclosure information:
Cash paid for income tax	4,139	2,542
Cash paid for interest	303,120	57,038
SUPPLEMENTAL DISCLOSURES OF NON-CASH ACTIVITIES
Issuance of shares for prepayments and other non-current assets	744,179
Ordinary shares issued for convertible notes	8,468
Right-of-assets obtained in exchange for operating lease obligations		199,572
Conversion of rights to ordinary shares upon the reverse merger recapitalization		$ 500,000